Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

18) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 6, 2018, the date at which the unaudited condensed consolidated interim financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On July 13, 2018, a subsidiary of Royal Dutch Shell (“Shell”) exercised its option to extend the time charter of the Windsor Knutsen by one additional year until October 2019.

On August 3, 2018, the Partnership entered into amended time charter with Eni Trading & Shipping S.p.A. (“Eni”), extending the duration of the Hilda Knutsen time charter for four years and three one-year extension options.

On August 14, 2018, the Partnership paid a quarterly cash distribution of $0.52 per common unit with respect to the quarter ended June 30, 2018 to all common unitholders of record on August 1, 2018. On August 14, 2018, the Partnership also paid a cash distribution to holders of Series A Preferred Units with respect to the quarter ended June 30, 2018 in an aggregate amount equal to $1.8 million.

On September 4, 2018 the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (the “Vessels”), entered into new senior secured credit facilities in order to refinance their existing long term bank debt. The senior secured credit facilities consist of a term loan of $320 million and a $55 million revolving credit facility. The term loan is repayable in 20 consecutive quarterly installments, with a balloon payment of $ 177 million due at maturity in September 2023. The term loan bears interest at a rate per annum equal to LIBOR plus a margin of 2.125%. The revolving credit facility will mature in September 2023, and bear interest at LIBOR plus a margin of 2.125%. There is a commitment fee of 0.85% payable on the undrawn portion of the revolving credit facility. The loans are guaranteed by the Partnership and secured by mortgages on the Vessels. The senior secured credit facilities will refinance the previously existing term loans of $320.0 million and $35 million revolver credit capacity secured by the Vessels which were due to mature between December 2018 and June 2019. Closing of the senior secured credit facilities is anticipated to occur in mid-September 2018.